Federal Income Tax Matters - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Investments, Owned, Federal Income Tax Note [Line Items]
Ordinary income	$ 10,938
Tax basis of investments, cost for income tax purposes	$ 1,179,576	$ 1,179,576
Unrealized gain on investment		3,080
Unrealized loss on investment		4,023
Investment Tax Credit Carryforward | Tax Year 2023
Investments, Owned, Federal Income Tax Note [Line Items]
Ordinary income		$ 6,289